Stockolders' Equity - Summary of Black-Scholes Options Pricing Model (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2013 Series E Preferred Stock	Dec. 31, 2013 Series E Preferred Stock Minimum	Dec. 31, 2013 Series E Preferred Stock Maximum	Dec. 31, 2013 Series D Preferred Stock	Dec. 31, 2013 Series D Preferred Stock Minimum	Dec. 31, 2013 Series D Preferred Stock Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Expected volatility rate		56.00%	65.00%		58.00%	60.00%		55.00%	58.00%
Expected life in years		6 years 6 months	7 years		9 years 10 months 24 days	10 years		6 years 9 months 18 days	7 years
Risk free interest rate		1.06%	1.15%		2.64%	2.71%		1.91%	2.64%
Dividend yield	0.00%			0.00%			0.00%